PREFERRED STOCK (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Preferred Stock [Line Items]
Preferred stock shares authorized	50,000,000	50,000,000
So Cal Gas Series Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock shares authorized	5,000,000
So Cal Gas Preferred Stock Owned By Pacific Enterprises [Member]
Preferred Stock [Line Items]
Preferred stock outstanding held by parent	$ (2)	$ (2)
Preferred Stock Of Subsidiaries [Member]
Preferred Stock [Line Items]
Preferred stock outstanding	$ 20	$ 20
Utility Subsidiaries [Member] | Twenty Five Dollar Par, Six Percent Series A [Member]
Preferred Stock [Line Items]
Number of preferred stock shares outstanding	783,032
San Diego Gas and Electric Company [Member]
Preferred Stock [Line Items]
Preferred stock shares authorized	45,000,000	45,000,000
Southern California Gas Company [Member]
Preferred Stock [Line Items]
Preferred stock shares authorized	11,000,000	11,000,000
Number of preferred stock shares outstanding	1,000,000	1,000,000
Southern California Gas Company [Member] | So Cal Gas Series Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock shares authorized	5,000,000
Preferred stock outstanding	$ 22	$ 22
Southern California Gas Company [Member] | Twenty Five Dollar Par, Six Percent Series [Member]
Preferred Stock [Line Items]
Preferred stock shares authorized	1,000,000
Par value (in dollars per share)	$ 25
Number of preferred stock shares outstanding	79,011
Preferred stock outstanding	$ 3	3
Southern California Gas Company [Member] | Twenty Five Dollar Par, Six Percent Series A [Member]
Preferred Stock [Line Items]
Par value (in dollars per share)	$ 25
Preferred stock outstanding	$ 19	$ 19
Liquidation preference (in dollars per share)	$ 25
Southern California Gas Company [Member] | So Cal Gas Preferred Stock Owned By Pacific Enterprises [Member]
Preferred Stock [Line Items]
Number of preferred stock shares outstanding	50,970